LEASE (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lessor, Lease, Description [Line Items]
Operating leases	$ 70	$ 506
Operating lease commitment amount	$ 506,000
Operating lease term	10 years
Operating lease term extend	15 years